UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2025

Hedgeye Capital Allocation ETF and Hedgeye Quality Growth ETF (the “Hedgeye ETFs”)

ITEM 1.(a).  Reports to Stockholders.

Hedgeye Capital Allocation ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Hedgeye Capital Allocation ETF

Ticker: HECA (Listed on the NYSE Arca, Inc)

This annual shareholder report contains important information about the Hedgeye Capital Allocation ETF for the period of July 1, 2025 (inception) to October 31, 2025. You can find additional information about the Fund at www.hedgeyeam.com/heca. You can also contact us at (888) 711-8292.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedgeye Capital Allocation ETF	$25¹	0.70%²
[1]	Costs are for the period of July 1, 2025 to October 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.

How did the Fund perform?

Since inception, July 1, 2025, to October 31, 2025, Hedgeye Capital Allocation ETF (the “Fund”) increased 13.60%. This compares to the S&P 500® Index which returned 10.78%.

During the period, the Fund experienced a maximum drawdown of 2.3%, which was less severe than drawdowns observed across several broad market indices and materially lower than the drawdown experienced by gold-related indices during the same period.

What factors influenced performance?

The Fund is managed using a proprietary, computer-based allocation model that determines position selection and sizing. During the period ended October 31, 2025, the Fund's portfolio construction and diversification contributed to strong returns while maintaining relatively low peak-to-trough volatility. As this period represented the Fund’s initial operating period, performance reflected the implementation of the model-driven investment process across varying market conditions.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Hedgeye Capital Allocation ETF - $11,360
S&P 500® Index - $11,078
$11,500
$11,000
$10,500
$10,000
7/1/2025*
7/31/2025
8/31/2025
9/30/2025
10/31/2025

*	Inception

Annual Performance

Average Annual Total Return Since Inception
Hedgeye Capital Allocation ETF	13.60%
S&P 500® Index	10.78%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.hedgeyeam.com/heca for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Hedgeye Capital Allocation ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$95,424,791
Number of Holdings	15
Total Net Advisory Fee	$69,170
Portfolio Turnover Rate	671.21%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Developed Economies
28.30%
Sector Funds
24.01%
Emerging Markets
21.18%
Foreign Large Blend
8.96%
Money Market Fund
7.77%
Tax Advantage Funds
4.40%
Small Cap Growth
2.37%
Currency Funds
2.10%

Top 10 Holdings
iShares MSCI South Korea ETF	11.23%
iShares MSCI Taiwan ETF	10.75%
Invesco QQQ Trust Series 1	9.35%
iShares Currency Hedged MSCI ACWI ex U.S. ETF	8.96%
iShares MSCI Japan ETF	8.20%
VanEck Semiconductor ETF	7.90%
First American Government Obligations Fund	7.77%
iShares Biotechnology ETF	7.38%
iShares MSCI India ETF	6.14%
Global X Copper Miners ETF	5.98%

For additional information about the Fund; including its prospectus, fina ncial information, holdings and proxy information, visit www.hedgeyeam.com/heca.

Hedgeye Quality Growth ETF Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Hedgeye Quality Growth ETF

Ticker: HGRO (Listed on the NYSE Arca, Inc)

This annual shareholder report contains important information about the Hedgeye Quality Growth ETF, for the period of June 11, 2025 (inception) to October 31, 2025. You can find additional information about the Fund at www.hedgeyeam.com/hgro. You can also request this information by contacting us at 888-711-8292.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedgeye Quality Growth ETF	$29¹	0.70%²
[1]	Costs are for the period of June 11, 2025 to October 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.

How did the Fund perform?

Since inception, June 11 2025, to October 31, 2025, Hedgeye Quality Growth ETF (the “Fund”) increased 13.57%. This compares to the S&P 500® Index which returned 14.09%.

What factors influenced performance?

Both the Fund and the S&P 500® Index performed strongly during the period, driven by a number of factors that supported markets and bullish investor sentiment. On the earnings front, large-cap companies generally reported strong fundamentals, as economic conditions during the period were supported by elevated levels of investment in artificial intelligence. From a regulatory standpoint, the passage of the “One Big Beautiful Bill Act” (OBBBA) during the period contributed to improved market sentiment and higher earnings expectations. While the rollback in tariffs reduced areas of market concern, costs remained elevated across the economy during the period, contributing to weaker consumer confidence.

A factor that impacted the Fund’s performance relative to the Index was frothy and speculative market conditions that favored some of the riskiest segments of the market. For example, during the period, Goldman Sachs’ most-shorted basket and unprofitable technology basket increased by over 40% and 64%, respectively.

The Fund remained focused on long-term growth investing and on identifying well-positioned large- and mid-capitalization companies, particularly those with exposure to secular growth trends observed in the economy during the period. While the Fund was concentrated, it maintained diversification across investment opportunities in Technology, Healthcare, Industrials, and Energy.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Hedgeye Quality Growth ETF - $11,357
S&P 500® Index - $11,409
$11,600
$11,400
$11,200
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
6/11/2025*
6/30/2025
7/31/2025
8/31/2025
9/30/2025
10/31/2025

*	Inception

Annual Performance

Average Annual Total Return Since Inception
Hedgeye Quality Growth ETF	13.57%
S&P 500® Index	14.09%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit www.hedgeyeam.com/hgro for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Hedgeye Quality Growth ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$44,291,329
Number of Holdings	51
Total Net Advisory Fee	$66,704
Portfolio Turnover Rate	97.28%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Information Technology 37.85%
Financials 11.99%
Communication Services 11.66%
Health Care 11.31%
Consumer Discretionary 11.27%
Industrials 9.91%
Energy 2.53%
Real Estate 1.66%
Consumer Staples 0.94%
Utilities 0.66%
Money Market Fund 0.43%

Top 10 Holdings
Nvidia Corp.	9.24%
Apple, Inc.	8.99%
Microsoft Corp.	8.44%
Alphabet, Inc. Class A	7.45%
Amazon.com, Inc.	5.08%
Broadcom, Inc.	4.06%
JPMorgan Chase & Co.	2.54%
Snowflake, Inc.	2.39%
Goldman Sachs Group, Inc.	2.33%
General Electric Co.	2.29%

For additional information about the Fund; including its prospectus, fina ncial information, holdings and proxy information, visit www.hedgeyeam.com/hgro.

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,800 for 2025 and $0 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,600 for 2025 and $0 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $0 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Period Ended October 31, 2025

Hedgeye Capital Allocation ETF(1)
Hedgeye Quality Growth ETF(2)

(1)The Fund commenced operations on July 1, 2025

(2)The Fund commenced operations on June 11, 2025

HEDGEYE CAPITAL ALLOCATION ETF

Schedule of Investments October 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

		Shares	Value
91.32%	EXCHANGE TRADED FUNDS

28.30%	DEVELOPED ECONOMIES
	Invesco QQQ Trust, Series 1	14,187	$8,924,616
	iShares MSCI Japan ETF	93,753	7,823,688
	iShares MSCI Taiwan ETF	153,891	10,256,835
			27,005,139

21.18%	EMERGING MARKETS
	iShares J.P. Morgan USD Emerging Markets Bond ETF	37,484	3,623,578
	iShares MSCI India ETF	108,648	5,863,732
	iShares MSCI South Korea ETF	110,524	10,720,828
			20,208,138

8.96%	FOREIGN LARGE BLEND
	iShares Currency Hedged MSCI ACWI ex U.S. ETF	218,062	8,548,314

24.01%	SECTOR FUNDS
	Global X Copper Miners ETF	92,427	5,708,292
	iShares Biotechnology ETF	44,169	7,039,654
	VanEck Oil Services ETF	9,246	2,622,998
	VanEck Semiconductor ETF	20,777	7,542,467
			22,913,411

2.10%	CURRENCY FUNDS
	Invesco DB US Dollar Index Bullish Fund	71,179	2,007,960

2.37%	SMALL CAP GROWTH
	Invesco WilderHill Clean Energy ETF	67,485	2,261,422

4.40%	TAX ADVANTAGE FUNDS
	iShares TIPS Bond ETF	37,680	4,196,798

91.32%	TOTAL EXCHANGE TRADED FUNDS		87,141,183
	(Cost: $85,243,631)

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

HEDGEYE CAPITAL ALLOCATION ETF

Schedule of Investments - continued October 31, 2025

		Shares	Value
7.77%	MONEY MARKET FUND
	First American Government Obligations Fund 4.05%(B)	7,416,064	$7,416,064
	(Cost: $7,416,064)

99.09%	TOTAL INVESTMENTS		94,557,247
	(Cost: $92,659,695)
0.91%	Other assets, net of liabilities		867,544
100.00%	NET ASSETS		$95,424,791

(A)Non-income producing.

(B)Effective 7 day yield as of October 31, 2025.

HEDGEYE QUALITY GROWTH ETF

Schedule of Investments October 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

		Shares	Value
99.78%	COMMON STOCKS

11.66%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	11,739	$3,300,889
	Meta Platforms, Inc.	950	615,933
	Netflix, Inc.(A)	712	796,628
	Roblox Corp.(A)	3,981	452,719
			5,166,169

11.27%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	9,212	2,249,755
	Hilton Worldwide Holdings, Inc.	1,519	390,322
	Las Vegas Sands Corp.	5,259	312,122
	Tapestry, Inc.	1,960	215,247
	TJX Companies, Inc.	4,719	661,321
	Ulta Beauty, Inc.(A)	949	493,366
	Victoria’s Secret & Co.(A)	7,113	250,733
	Viking Holdings Ltd(A)	6,925	421,386
			4,994,252

0.94%	CONSUMER STAPLES
	Celsius Holdings, Inc.(A)	6,909	416,129

2.53%	ENERGY
	Baker Hughes Co.	9,331	451,714
	Cameco Corporation	2,556	261,249
	EQT Corp.	7,581	406,190
			1,119,153

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

HEDGEYE QUALITY GROWTH ETF

Schedule of Investments - continued October 31, 2025

		Shares	Value
11.99%	FINANCIALS
	American Express Co.	2,219	$800,460
	CBOE Global Markets, Inc.	2,128	522,722
	Goldman Sachs Group, Inc.	1,309	1,033,285
	JPMorgan Chase & Co.	3,613	1,124,077
	Mastercard, Inc. Class A	585	322,914
	Morgan Stanley	3,939	645,996
	Wells Fargo & Co.	9,880	859,264
			5,308,718

11.31%	HEALTH CARE
	Abbvie, Inc.	4,261	929,068
	Danaher Corp.	3,085	664,447
	Eli Lilly & Co.	1,128	973,306
	Johnson & Johnson	3,954	746,792
	Natera, Inc.(A)	1,745	347,133
	Quest Diagnostics, Inc.	2,581	454,127
	Thermo Fisher Scientific, Inc.	1,577	894,774
			5,009,647

9.91%	INDUSTRIALS
	Caterpillar, Inc.	1,170	675,394
	First Solar, Inc.(A)	893	238,376
	GE Vernova LLC	834	488,007
	General Electric Co.	3,286	1,015,210
	L3Harris Technologies, Inc.	1,421	410,811
	Norfolk Southern Corp.	1,081	306,334
	Parker-Hannifin Corp.	936	723,369
	Xylem, Inc.	3,534	533,104
			4,390,605

HEDGEYE QUALITY GROWTH ETF

Schedule of Investments - continued October 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

			Shares	Value
37.85%		INFORMATION TECHNOLOGY
		Apple, Inc.	14,734	$3,983,632
		Arista Networks, Inc.(A)	3,630	572,415
		Broadcom, Inc.	4,868	1,799,359
		Cloudflare, Inc.(A)	1,956	495,455
		Microsoft Corp.	7,216	3,736,517
		Nvidia Corp.	20,209	4,092,120
		Seagate Technology Holdings plc	799	204,448
		ServiceNow, Inc.(A)	465	427,465
		Snowflake, Inc.(A)	3,855	1,059,662
		Teradyne, Inc.	2,154	391,511
				16,762,584

1.66%		REAL ESTATE
		Prologis, Inc. REIT	5,930	735,854

0.66%		UTILITIES
		Constellation Energy Corp.	773	291,421

99.78%		TOTAL COMMON STOCKS		44,194,532
		(Cost: $40,145,607)

0.42%		MONEY MARKET FUND
		First American Money Market Funds 4.05%(B)	186,355	186,355
		(Cost: $186,355)

100.21%		TOTAL INVESTMENTS		44,380,887
		(Cost: $40,331,962)
(0.21%	)	Liabilities in excess of other assets		(89,558)
100.00%		NET ASSETS		$44,291,329

(A)Non-income producing.

(B)Effective 7 day yield as of October 31, 2025.

REIT - Real Estate Investment Trust.

HEDGEYE ETFS

Statements of Assets and LiabilitiesOctober 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

	Capital Allocation	Quality Growth
ASSETS
Investments at value(1) (Note 1)	$94,557,247	$44,380,887
Receivable for securities sold	1,652,394	497,529
Dividends and interest receivable	18,445	15,970
TOTAL ASSETS	96,228,086	44,894,386

LIABILITIES
Payable for capital stock redeemed	—	283,919
Payable for securities purchased	763,129	295,902
Accrued advisory fees (Note 2)	40,166	23,236
TOTAL LIABILITIES	803,295	603,057
NET ASSETS	$95,424,791	$44,291,329

Net Assets Consist of:
Paid-in capital	$91,397,799	$41,378,219
Distributable earnings (accumulated deficits)	4,026,992	2,913,110
Net Assets	$95,424,791	$44,291,329

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	3,360,000	1,560,000
Net Asset Value and Offering Price Per Share	$28.40	$28.39

(1) Identified cost of:	$92,659,695	$40,331,962

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

HEDGEYE ETFs

Statements of OperationsPeriod Ended October 31, 2025

	Capital Allocation(1)	Quality Growth(2)
INVESTMENT INCOME
Dividends	$64,457	$74,114
Interest income	23,185	5,112
Total investment income	87,642	79,226

EXPENSES
Investment advisory fees (Note 2)	69,170	66,704
Total expenses	69,170	66,704
Net investment income (loss)	18,472	12,522

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments(3)	2,110,968	(974,855)
Net change in unrealized appreciation (depreciation) of investments	1,897,552	4,048,925
Total net realized and unrealized gain (loss) on investments	4,008,520	3,074,070

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,026,992	$3,086,592

(1) The Fund commenced operations on July 1, 2025.

(2)The Fund commenced operations on June 11, 2025.

(3) Includes realized gains (losses) as a result of in-kind transactions (Note 3).

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

HEDGEYE ETFS

Statements of Changes in Net AssetsPeriod Ended October 31, 2025

	Capital Allocation(1)	Quality Growth(2)
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$18,472	$12,522
Net realized gain (loss) on investments	2,110,968	(974,855)
Net change in unrealized appreciation (depreciation) of investments	1,897,552	4,048,925
Increase (decrease) in net assets from operations	4,026,992	3,086,592

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	113,360,436	42,817,527
Cost of shares redeemed	(21,962,637)	(1,612,790)
Increase (decrease) in net assets from capital stock transactions	91,397,799	41,204,737

NET ASSETS
Increase (decrease) during period	95,424,791	44,291,329
Beginning of period	—	—

End of period	$95,424,791	$44,291,329

(1)The Fund commenced operations on July 1, 2025.

(2)The Fund commenced operations on June 11, 2025.

HEDGEYE ETFs

Financial HighlightsSelected Per Share Data Throughout the Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

	Period Ended October 31, 2025
	Capital Allocation*		Quality Growth**
Net asset value, beginning of period	$25.00		$25.00
Investment activities
Net investment income (loss)(1)	0.02		0.01
Net realized and unrealized gain (loss) on investments(2)	3.38		3.38
Total from investment activities	3.40		3.39

Net asset value, end of period	$28.40		$28.39

Total Return(3)	13.60%		13.57%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.70	%(5)	0.70%
Net investment income (loss)	0.19%		0.13%
Portfolio turnover rate(3)	671.21%		97.28%
Net assets, end of period (000’s)	$95,425		$44,291

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Excludes fees and expenses as a result of investments in underlying funds.

*The Fund commenced operations on July 1, 2025.

**The Fund commenced operations on June 11, 2025.

FINANCIAL STATEMENTS | October 31, 2025

HEDGEYE ETFS

Notes to Financial StatementsOctober 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Hedgeye Capital Allocation (the “Capital Allocation ETF”) and the Hedgeye Quality Growth (the “Quality Growth ETF”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Capital Allocation ETF commenced operations on July 1, 2025 and the Quality Growth ETF commenced operations on June 11, 2025.

Each Fund’s objective is to seek long-term capital appreciation.

The Funds are each deemed to be individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of each Fund is used by Hedgeye Asset Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, the respective Fund’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Although the Trust’s Board of Trustees (the “Board”) is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the

FINANCIAL STATEMENTS | October 31, 2025

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Notes to Financial Statements - continuedOctober 31, 2025

Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Investments in money market funds are valued at their net asset value (“NAV”) per share, as reported by such investment companies.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time at which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

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Notes to Financial Statements - continuedOctober 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of October 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Capital Allocation
Assets
Exchange Traded Funds	$87,141,183	$—	$—	$87,141,183
Money Market Fund	7,416,064	—	—	7,416,064
	$94,557,247	$—	$—	$94,557,247

Quality Growth
Assets
Common Stocks	$44,194,532	$—	$—	$44,194,532
Money Market Fund	186,355	—	—	186,355
	$44,380,887	$—	$—	$44,380,887

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

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Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended October 31, 2025, such reclassifications were attributable primarily to the tax treatment of redemptions in-kind:

Quality Growth
Distributable earnings	$(173,482)
Paid-in Capital	173,482

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by each Fund. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized

FINANCIAL STATEMENTS | October 31, 2025

HEDGEYE ETFS

Notes to Financial Statements - continuedOctober 31, 2025

Participants”) will be required to pay to U.S Bank (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Capital Allocation	10,000	$300	$284,000
Quality Growth	10,000	$300	$283,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver

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Notes to Financial Statements - continuedOctober 31, 2025

the missing shares as soon as possible, which undertaking are secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Funds, subject to the policies adopted by the Board. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

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Notes to Financial Statements - continuedOctober 31, 2025

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee of 0.70%, calculated daily and payable monthly as a percentage of each Fund’s daily net assets.

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Advisor and the Board. The Sub-Advisor does not select investments for each Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund of 0.04% of the first $250 million and 0.03% in excess of $250 million, subject to a minimum of $23,000 per year for each Fund.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

U.S. Bank Global Fund Services, LLC (“U.S. Bank”) serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bank is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Funds’ Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS | October 31, 2025

HEDGEYE ETFs

Notes to Financial Statements - continuedOctober 31, 2025

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term securities for the period ended October 31, 2025 were as follows:

	Purchases	Sales
Capital Allocation	$218,787,258	$221,696,665
Quality Growth	27,648,558	26,546,048

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended October 31, 2025 were as follows:

	Purchases	Sales	Realized Gain (Loss)
Capital Allocation	$106,527,358	$20,485,289	$1,421,990
Quality Growth	41,580,411	1,562,458	181,708

FINANCIAL STATEMENTS | October 31, 2025

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Notes to Financial Statements - continuedOctober 31, 2025

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The Capital Allocation Fund has adopted a tax year end of April 30, 2026.

Neither of the Funds paid any distributions during the period ended October 31, 2025.

As of October 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Quality Growth
Accumulated undistributed net investment income (loss)	$12,522
Accumulated net realized gain (loss) on investments	—
Other accumulated losses	(772,062)
Net unrealized appreciation (depreciation) of investments	3,672,650
$2,913,110

As of October 31, 2025, the Quality Growth Fund had capital loss carry forwards of $772,062, all of which is considered short term. This loss may be carried forward indefinitely.

Cost of investments for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) of investments consists of:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Capital Allocation	$92,659,695	$2,051,923	$(154,371)	$1,897,552
Quality Growth	40,708,237	4,408,103	(735,453)	3,672,650

The difference between book basis and tax basis net unrealized appreciation (depreciation) for the Quality Growth Fund is attributable primarily to the tax deferral of wash sales losses.

FINANCIAL STATEMENTS | October 31, 2025

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NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds for the period ended October 31, 205 were:

	Capital Allocation	Quality Growth
Shares sold	4,170,000	1,620,000
Shares redeemed	(810,000)	(60,000)
Net increase (decrease)	3,360,000	1,560,000

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

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NOTE 7 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of October 31, 2025, 28.30% of the value of the net assets of the Hedgeye Capital Allocation ETF was invested in securities within the Developed Economies sector. As of October 31, 2025, 37.85% of the value of the net assets of the Hedgeye Quality Growth ETF was invested in securities within the Information Technology sector.

NOTE 8 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Funds have made the following distribution to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Capital Allocation	December 30, 2025	December 30, 2025	Net investment income	$ 1,544,939
Capital Allocation	December 30, 2025	December 30, 2025	Long term capital gains	1,261,071
Quality Growth	December 30, 2025	December 30, 2025	Net investment income	54,932

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

HEDGEYE ETFS

Report of Independent Registered Public Accounting Firm

FINANCIAL STATEMENTS | October 31, 2025

To the Shareholders of Hedgeye Quality Growth ETF and Hedgeye Capital Allocation ETF and Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ETF Opportunities Trust comprising the funds listed below (the “Funds”) as of October 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Hedgeye Quality Growth ETF	For the period from June 11, 2025 (commencement of operations) through October 31, 2025
Hedgeye Capital Allocation ETF	For the period from July 1, 2025 (commencement of operations) through October 31, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures

FINANCIAL STATEMENTS | October 31, 2025

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Report of Independent Registered Public Accounting Firm - continued

in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Hedgeye Asset Management, LLC since 2025.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 30, 2025

HEDGEYE ETFS

Supplemental Information (unaudited)

FINANCIAL STATEMENTS | October 31, 2025

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Hedgeye Asset Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on March 11-12, 2025, (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Hedgeye Asset Management, LLC (“Hedgeye,” or the “Adviser”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Hedgeye and Tidal Investments, LLC (“Tidal” or the “Sub-Adviser”), with respect to the Hedgeye Capital Allocation ETF (“HECA”) and the Hedgeye Quality Growth ETF (“HRGO” and, together with HECA, the “Hedgeye ETFs”). The Board reflected on its discussions with the representatives from Hedgeye earlier in the Meeting regarding the manner in which the Hedgeye ETFs are to be managed and the roles and responsibilities of Hedgeye and Tidal under the Advisory Agreement and the Sub-Advisory Agreement (collectively, the “Hedgeye Advisory Agreements”).

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Hedgeye Advisory Agreements. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Hedgeye and Tidal to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for Hedgeye and Tidal, information on the personnel of and services to be provided

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by Hedgeye and Tidal, an expense comparison analysis for the Hedgeye ETFs and comparable ETFs, and the Hedgeye Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Hedgeye Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Hedgeye and Tidal; (ii)  the costs of the services to be provided and profits to be realized by Hedgeye and Tidal from the relationship with the Hedgeye ETFs; (iii) the extent to which economies of scale would be realized if the Hedgeye ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (iv) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at the Meeting. The Board requested or was provided with information and reports relevant to the approval of the Hedgeye Advisory Agreements, including: (i) information regarding the services and support to be provided by Hedgeye and Tidal to the Hedgeye ETFs; (ii) presentations by management of Hedgeye and Tidal addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Hedgeye ETFs; (iii) information pertaining to the compliance structure of Hedgeye and Tidal; (iv) disclosure information contained in the Hedgeye ETFs’ registration statements and each firm’s Form ADV and/or the policies and procedures of each firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Hedgeye Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Hedgeye and Tidal, including financial information, personnel and the services to be provided by Hedgeye and Tidal to the Hedgeye ETFs, each firm’s compliance program, information on any current legal matters, and other general information; (ii) projected expenses of the Hedgeye ETFs and comparative expense information for other ETFs with strategies similar to the Hedgeye ETFs prepared by an independent third party; (iii) the anticipated effect of size on each Hedgeye ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Hedgeye and Tidal from their relationship with the Hedgeye ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Hedgeye Advisory Agreements, and each Trustee

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FINANCIAL STATEMENTS | October 31, 2025

may have afforded different weight to the various factors. In deciding whether to approve the Hedgeye Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Hedgeye and Tidal.

In this regard, the Board considered the responsibilities of Hedgeye and Tidal under the Hedgeye Advisory Agreements. The Board reviewed the services to be provided by Hedgeye and Tidal to the Hedgeye ETFs, including, without limitation, Hedgeye’s process for formulating investment recommendations and the processes of Hedgeye and Tidal for assuring compliance with each Hedgeye ETF’s investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Hedgeye for the Hedgeye ETFs among the service providers; and the anticipated efforts of Hedgeye to promote the Hedgeye ETFs and grow assets. The Board considered: the staffing, personnel, and methods of operating of Hedgeye and Tidal; the education and experience of each firm’s personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from Hedgeye and Tidal, the Board concluded that the quality, extent, and nature of the services to be provided by Hedgeye and Tidal was satisfactory and adequate for the Hedgeye ETFs.

The investment performance of Hedgeye and Tidal.

The Board noted that the Hedgeye ETFs had not yet commenced operations. The Trustees considered Hedgeye’s recent formation and noted that Hedgeye had not yet registered as an investment adviser with the SEC and had not managed any client accounts. The Board also considered Tidal’s experience in portfolio compliance monitoring, trade execution and broker-dealer selection.

The costs of services to be provided and profits to be realized by Hedgeye and Tidal from the relationship with the Hedgeye ETFs.

In this regard, the Board considered the financial condition of Hedgeye and the level of commitment to the Hedgeye ETFs by Hedgeye and Tidal. The Board noted that Hedgeye’s parent company had agreed to provide financial support to Hedgeye, if necessary. The Board also considered the projected assets and proposed expenses of the Hedgeye ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on projected

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Supplemental Information (unaudited) - continued

profitability provided by Hedgeye. The Trustees considered the unitary fee structure proposed by Hedgeye. The Board compared the proposed unitary fee of the Hedgeye ETFs to the fees of each Fund’s projected Morningstar category and a peer group of other ETFs selected by Broadridge Financial Solutions (“Broadridge”) as being comparable to the Hedgeye ETFs in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors (“Peer Group”).

The Trustees noted that at its projected asset level, HECA’s proposed gross and net advisory fees were in line with the median of its projected Morningstar category, the Tactical Allocation category (“Tactical Category”), but higher than the median of its Peer Group, while its projected gross and net expense ratios were lower than the median of the Tactical Category and its Peer Group. The Trustees noted that at its projected asset level, HGRO’s projected gross and net advisory fees were higher than the median of its projected Morningstar category, the Large Growth category (“Large Growth Category”) and its Peer Group, while its projected gross and net expense ratios were higher than the median of the Large Growth Category, but its gross expense ratio was lower than, and its net expense ratio was in line with, the median of its Peer Group. The Trustees acknowledged Hedgeye’s representation that the proposed advisory fees are appropriate and competitively priced for an actively managed fund that requires unique services such as those provided by Hedgeye. The Trustees also considered the split of the advisory fees paid to Hedgeye versus those paid to Tidal and the respective services provided by each to the Hedgeye ETFs. After further consideration, the Board concluded that the projected profitability and fees to be paid to Hedgeye were within an acceptable range in light of the services to be rendered by Hedgeye.

The extent to which economies of scale would be realized as the Hedgeye ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Hedgeye ETFs’ investors.

The Trustees considered that it was not anticipated that the Hedgeye ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

HEDGEYE ETFS

Supplemental Information (unaudited) - continued

FINANCIAL STATEMENTS | October 31, 2025

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Hedgeye ETFs; the basis of decisions to buy or sell securities for the Hedgeye ETFs; and the substance and administration of the Code of Ethics and other relevant policies of Hedgeye and Tidal. The Board noted that Hedgeye and Tidal have each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the Hedgeye ETFs. The Board also considered potential benefits for Hedgeye and Tidal in managing the Hedgeye ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Hedgeye and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Hedgeye and Tidal from managing the Hedgeye ETFs were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement and the Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Hedgeye Advisory Agreements.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 8, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 8, 2026

* Print the name and title of each signing officer under his or her signature.